INCOME TAXES - Tax rates (Details) - USD ($)	1 Months Ended	12 Months Ended	36 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2021
INCOME TAXES
Corporate tax rate			$ 23
Preferred company tax rate		7.50%
ATM Inc | United States
INCOME TAXES
Corporate tax rate		$ 35
Preferred company tax rate		21.00%
ATM KK | Japan
INCOME TAXES
Corporate tax rate		$ 23.2
Effective statutory tax rate, large companies	19.00%	30.62%
Effective statutory tax rate, small companies		33.60%
Effective statutory special tax rate, small companies		0.15%
Effective statutory special tax rate, medium companies		15.00%